UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Select Growth Fund	July 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.65%✧
Consumer Discretionary – 18.22%
DineEquity @	111,752	$9,093,260
Discovery Communications Class A †	64,525	1,618,932
Discovery Communications Class C †	64,291	1,577,701
Dollar General	28,805	2,728,986
Dunkin’ Brands Group	217,261	9,844,096
Grupo Televisa ADR	56,360	1,497,485
L Brands	170,798	12,621,972
Liberty Global Class A †	65,635	2,081,286
Liberty Global Class C †	187,913	5,815,907
Liberty Global LiLAC Class A †	8,189	281,299
Liberty Global LiLAC Class C †	24,246	848,610
Liberty Interactive Corp QVC Group Class A †	493,796	13,238,671
Liberty TripAdvisor Holdings Class A †	485,098	11,482,270
Sally Beauty Holdings †	559,071	16,397,552
Signet Jewelers	27,533	2,420,426
Start Today	35,545	1,706,968
TripAdvisor †	127,409	8,914,808
		102,170,229
Consumer Staples – 1.69%
Costco Wholesale	13,000	2,173,860
Walgreens Boots Alliance	92,097	7,298,687
		9,472,547
Energy – 1.34%
Core Laboratories	3,472	405,564
EOG Resources	4,061	331,784
Kinder Morgan	334,364	6,797,620
		7,534,968
Financial Services – 12.39%
Affiliated Managers Group †	48,475	7,115,161
Crown Castle International	97,154	9,426,853
Equinix	9,653	3,599,314
Equity Commonwealth @†	402,147	12,072,453
Intercontinental Exchange	23,519	6,213,720
LendingClub †	1,605,189	7,415,973
LendingTree †	25,893	2,614,675
MSCI Class A	49,102	4,224,736
Outfront Media	484,330	11,270,359
WisdomTree Investments	555,255	5,519,235
		69,472,479
Healthcare – 19.30%
ABIOMED †	41,548	4,901,418

NQ-316 [7/16] 9/16 (17521)     1

Schedule of investments
Delaware Select Growth Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Healthcare (continued)
Allergan †	97,092	$24,559,421
athenahealth †	40,637	5,193,002
Biogen †	77,255	22,398,542
Bristol-Myers Squibb	100,137	7,491,249
Celgene †	260,607	29,237,499
DENTSPLY SIRONA	68,860	4,409,794
IMS Health Holdings †	79,107	2,374,792
Novo Nordisk ADR	107,771	6,139,714
Quintiles Transnational Holdings †	19,311	1,499,306
		108,204,737
Industrials – 3.29%
Expeditors International of Washington	80,228	3,965,670
Experian	34,185	668,226
IHS Markit †	81,753	2,840,099
Localiza Rent a Car †	17,036	210,743
Manitowoc Foodservice †	101,544	1,862,317
Nielsen Holdings	165,881	8,934,351
		18,481,406
Technology – 43.42%
Alphabet Class A †	18,939	14,987,188
Alphabet Class C †	16,546	12,720,399
Baidu ADR †	19,559	3,121,617
eBay †	427,841	13,331,526
Electronic Arts †	150,328	11,473,033
Ellie Mae †	21,705	1,999,248
Facebook Class A †	87,619	10,859,499
Intuit	35,187	3,905,405
j2 Global	126,132	8,430,663
Logitech International Class R	384,070	7,667,927
MasterCard Class A	93,019	8,859,130
MercadoLibre	8,640	1,322,611
Microsoft	478,178	27,103,129
NIC @†	35,870	836,488
NXP Semiconductors †	116,817	9,823,142
Pandora Media †	1,145,426	15,577,794
Paycom Software †	43,449	2,051,227
PayPal Holdings †	615,118	22,906,994
QUALCOMM	296,776	18,572,242
Quotient Technology †	120,497	1,525,492
Shutterstock @†	165,458	9,115,081
Tencent Holdings	236,704	5,690,000
VeriFone Systems †	414,174	7,935,574

2     NQ-316 [7/16] 9/16 (17521)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock✧ (continued)
Technology (continued)
Visa Class A	120,037	$9,368,888
Yelp †	169,152	5,441,620
Zebra Technologies †	167,060	8,855,851
		243,481,768
Total Common Stock (cost $512,052,326)		558,818,134

	Principal amount°
Short-Term Investments – 0.54%
Discount Notes – 0.20%≠
Federal Home Loan Bank
0.162% 8/3/16	158,245	158,244
0.271% 8/29/16	452,324	452,262
0.278% 8/26/16	508,701	508,638
		1,119,144
Repurchase Agreements – 0.34%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $531,637 (collateralized by U.S.
government obligations 3.375% 5/15/44;
market value $542,257)	531,624	531,624
Bank of Montreal
0.26%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $886,059 (collateralized by U.S.
government obligations 0.125%–3.125%
2/15/19–11/15/45; market value $903,761)	886,040	886,040
BNP Paribas
0.33%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $456,348 (collateralized by U.S.
government obligations 0.00%–4.250%
8/31/19–11/15/40; market value $465,462)	456,336	456,336
		1,874,000
Total Short-Term Investments (cost $2,993,060)		2,993,144

Total Value of Securities – 100.19%
(cost $515,045,386)		561,811,278

Liabilities Net of Receivables and Other Assets – (0.19%)		(1,043,909)
Net Assets Applicable to 14,745,977 Shares Outstanding – 100.00%		$560,767,369

NQ-316 [7/16] 9/16 (17521)     3

Schedule of investments
Delaware Select Growth Fund (Unaudited)

@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $31,117,282, which represents 5.55% of the Fund’s net assets.
✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

The following foreign currency exchange contracts were outstanding at July 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	BRL	(150,529)	USD	46,377	8/1/16	$(1)
BNYM	CHF	(209,127)	USD	215,642	8/3/16	(187)
BNYM	GBP	(891,593)	USD	1,179,167	8/2/16	(869)
						$(1,057)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – BNY Mellon
BRL – Brazilian Real
CHF – Swiss Franc
GBP – British Pound Sterling
USD – United States Dollar

4     NQ-316 [7/16] 9/16 (17521)

Notes
Delaware Select Growth Fund	July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds III (Trust) – Delaware Select Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$515,045,386
Aggregate unrealized appreciation of investments	$106,547,839
Aggregate unrealized depreciation of investments	(59,781,947)
Net unrealized appreciation of investments	$46,765,892

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

NQ-316 [7/16] 9/16 (17521)     5

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$558,818,134	$—	$558,818,134
Short-Term Investments	—	2,993,144	2,993,144
Total Value of Securities	$558,818,134	$2,993,144	$561,811,278
Foreign Currency Exchange Contracts	$—	$(1,057)	$(1,057)

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

6     NQ-316 [7/16] 9/16 (17521)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-316 [7/16] 9/16 (17521)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: